Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 35,551,016	$ 32,424,269	$ 17,384,373
Cost of goods sold	17,588,738	18,272,017	9,265,313
Gross profit	17,962,278	14,152,252	8,119,060
Interest expense and charges	1,012,960	1,450,389	1,032,329
Depreciation and amortization	1,566,739	1,361,260	1,257,220
Capital expenditures	4,639,003	9,372,067	2,709,343
Income tax expenses	2,760,080	1,952,356	295,760
Segment profit	6,646,785	4,503,080	2,355,615
Segment assets	81,131,829	62,660,999	50,247,767
Machinery and Equipment sales [Member]
Segment Reporting Information [Line Items]
Revenues	14,484,853	13,166,604	6,548,866
Cost of goods sold	6,696,230	5,423,418	3,349,172
Gross profit	7,788,623	7,743,186	3,199,694
Interest expense and charges	410,214	650,727	434,307
Depreciation and amortization	207,651	189,404	42,728
Capital expenditures	107,577	87,267	85,633
Income tax expenses	1,030,904	945,186	41,841
Segment profit	3,335,076	3,125,268	320,253
Segment assets	10,899,522	12,870,817	9,705,534
Construction materials sales [Member]
Segment Reporting Information [Line Items]
Revenues	19,455,800	18,424,613	7,941,873
Cost of goods sold	10,300,099	12,333,845	4,839,944
Gross profit	9,155,701	6,090,768	3,101,928
Interest expense and charges	601,141	795,833	598,022
Depreciation and amortization	1,359,088	1,170,605	1,182,249
Capital expenditures	4,500,485	9,284,800	2,608,079
Income tax expenses	1,486,371	967,221	133,647
Segment profit	4,395,629	2,830,950	733,160
Segment assets	60,000,714	47,829,971	38,332,912
Municipal construction projects [Member]
Segment Reporting Information [Line Items]
Revenues	250,422		1,249,699
Cost of goods sold	160,324		725,934
Gross profit	90,098		523,765
Interest expense and charges	370	282
Depreciation and amortization		1,251	464
Capital expenditures	30,941
Income tax expenses			120,272
Segment profit	(82,323)	(901,145)	356,109
Segment assets	567,030	(186,139)	777,363
Technological consulting and other services [Member]
Segment Reporting Information [Line Items]
Revenues	1,359,941	833,052	1,643,935
Cost of goods sold	432,085	514,754	350,263
Gross profit	927,856	318,298	1,293,673
Interest expense and charges	1,235	3,547
Depreciation and amortization			31,779
Capital expenditures			15,631
Income tax expenses	242,805	39,949
Segment profit	(1,001,597)	(551,993)	946,093
Segment assets	$ 9,664,563	$ 2,146,350	$ 1,431,958